ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HIGH YIELD FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 82.7%
Aerospace & Defense 1.9%
Continental Airlines, 8.75%, 12/1/11	14,045	12,570
Delta Air Lines, Disputed Claims Reserve (3)(7)	-	777
Gencorp, 9.50%, 8/15/13	17,549	17,637
Hawker Beechcraft, 8.50%, 4/1/15	22,600	23,278
Hawker Beechcraft, PIK, VR, 8.875%, 4/1/15	6,275	6,401
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	2,825	2,839
L-3 Communications, 6.375%, 10/15/15	20,000	19,850
Transdigm, 7.75%, 7/15/14	11,600	11,571
		94,923
Automotive 4.2%
Accuride, 8.50%, 2/1/15	13,945	11,017
Allison Transmission, PIK, VR, 11.25%, 11/1/15 (1)	22,075	18,322
AutoNation, 7.00%, 4/15/14	725	660
AutoNation, VR, 6.258%, 4/15/13	6,065	5,004
Commercial Vehicle Group, 8.00%, 7/1/13	2,000	1,650
Cooper Standard Automotive, 8.375%, 12/15/14	4,526	3,395
Ford Motor Credit, 7.375%, 10/28/09	9,500	8,981
Ford Motor Credit, VR, 8.708%, 4/15/12	50,000	48,133
General Motors, 7.20%, 1/15/11	17,350	15,702
General Motors, 7.70%, 4/15/16	17,500	14,000
Goodyear Tire & Rubber, 8.625%, 12/1/11	13,462	14,000
KAR Holdings, 10.00%, 5/1/15 (1)	18,425	15,661
KAR Holdings, VR, 7.239%, 5/1/14 (1)	8,200	6,642
Tenneco Automotive, 8.625%, 11/15/14	15,675	15,322
TRW Automotive, 7.00%, 3/15/14 (1)	6,895	6,412
TRW Automotive, 7.25%, 3/15/17 (1)	12,175	11,079
UCI Holdco, PIK, VR, 12.491%, 12/15/13	11,454	9,891
United Auto Group, 7.75%, 12/15/16	3,925	3,356
United Components, 9.375%, 6/15/13	4,595	4,204
		213,431
Broadcasting 3.6%
Allbritton Communications, 7.75%, 12/15/12	21,867	21,812
Barrington Broadcasting, 10.50%, 8/15/14	9,475	8,575
Bonten Media Acquisition, PIK, VR, 9.00%, 6/1/15 (1)	8,850	6,638
Canadian Satellite Radio, 12.75%, 2/15/14	6,650	6,218
Clear Channel Communications, 4.25%, 5/15/09	5,450	5,191
Clear Channel Communications, 6.25%, 3/15/11	41,700	34,819
Lamar Media, 6.625%, 8/15/15	17,887	16,501
Lamar Media, Series C, 6.625%, 8/15/15	7,525	6,942
Local TV Finance, PIK, VR, 9.25%, 6/15/15 (1)	5,450	4,578
Nexstar Finance, 7.00%, 1/15/14	7,816	6,956
Nexstar Finance, STEP, 0.00%, 4/1/13	17,650	17,121
Sinclair Broadcast Group, 8.00%, 3/15/12	18,744	19,025
Univision Communications, PIK, VR, 9.75%, 3/15/15 (1)	17,575	12,127
XM Satellite, 9.75%, 5/1/14	13,975	12,717
		179,220
Building Products 1.3%
Associated Materials, 9.75%, 4/15/12	6,840	6,806
Associated Materials, STEP, 0.00%, 3/1/14	7,575	4,848
Builders FirstSource, VR, 7.315%, 2/15/12	10,925	8,030
Gibraltar, VR, 8.00%, 12/1/15	20,563	17,273
Interface, 9.50%, 2/1/14	275	281
Interface, 10.375%, 2/1/10	12,560	13,141
Texas Industries, 7.25%, 7/15/13	12,070	11,587
U.S. Concrete, 8.375%, 4/1/14	5,760	4,737
		66,703
Cable Operators 0.9%
Cablevision Systems, VR, 9.644%, 4/1/09	3,000	3,023
CSC Holdings, 7.625%, 7/15/18	1,418	1,297
Kabel Deutschland, 10.625%, 7/1/14	10,800	10,247
Mediacom Broadband, 8.50%, 10/15/15	16,115	12,892
Rainbow National Services, 8.75%, 9/1/12 (1)	3,377	3,478
Shaw Communications, 8.25%, 4/11/10	3,819	4,039
Videotron, 6.375%, 12/15/15	4,400	4,081
Videotron, 6.875%, 1/15/14	6,825	6,603
		45,660
Chemicals 1.6%
Hercules, 6.75%, 10/15/29	7,460	6,938
INEOS Group Holdings, 8.50%, 2/15/16 (1)	11,350	8,754
Invista, 9.25%, 5/1/12 (1)	14,245	14,565
KI Holdings, STEP, 0.00%, 11/15/14	21,575	18,231
Koppers Industry, 9.875%, 10/15/13	8,704	9,139
Nalco, 7.75%, 11/15/11	9,225	9,317
Nell AF S.a.r.l., 8.375%, 8/15/15 (1)	3,000	2,149
Terra Capital, 7.00%, 2/1/17	12,075	11,864
		80,957
Consumer Products 1.7%
AAC Group Holding, STEP, 0.00%, 10/1/12	7,300	6,114
Acco Brands, 7.625%, 8/15/15	8,950	7,786
Couche-Tard, 7.50%, 12/15/13	12,364	12,364
FTD, 7.75%, 2/15/14	13,678	12,447
Jostens IH Corp., 7.625%, 10/1/12	9,025	8,732
Jostens Holding, STEP, 0.00%, 12/1/13	23,075	21,113
Pantry, 7.75%, 2/15/14	10,075	8,967
Simmons, 7.875%, 1/15/14	6,350	5,175
Susser Holdings, 10.625%, 12/15/13	4,505	4,618
		87,316
Container 1.6%
AEP Industries, 7.875%, 3/15/13	12,365	11,128
Berry Plastics, 8.875%, 9/15/14	13,875	12,262
Berry Plastics, 10.25%, 3/1/16	7,040	5,597
Berry Plastics, VR, 8.866%, 9/15/14	4,650	3,673
BWAY, STEP, 10.00%, 10/15/10	14,780	14,337
Clondalkin Acquisition, VR, 6.991%, 12/15/13 (1)	9,400	7,720
Owens-Brockway Glass Container, 6.75%, 12/1/14	8,195	8,195
Owens-Brockway Glass Container, 8.25%, 5/15/13	9,200	9,568
Plastipak Holdings, 8.50%, 12/15/15 (1)	6,850	6,388
Silgan Holdings, 6.75%, 11/15/13	1,063	999
		79,867
Energy 8.1%
Amerigas Partners, 7.125%, 5/20/16	13,900	13,587
Amerigas Partners, 7.25%, 5/20/15	17,760	17,493
Bristow Group, 6.125%, 6/15/13	11,725	11,256
Bristow Group, 7.50%, 9/15/17 (1)	11,300	11,300
CHC Helicopter, 7.375%, 5/1/14	11,385	11,300
Chesapeake Energy, 6.50%, 8/15/17	29,325	28,262
Compagnie Generale de Geophysique, 7.50%, 5/15/15	2,950	2,968
Compagnie Generale de Geophysique, 7.75%, 5/15/17	18,275	18,435
Complete Production Services, 8.00%, 12/15/16	17,625	17,008
Compton Petroleum, 7.625%, 12/1/13	16,695	15,359
Copano Energy, 8.125%, 3/1/16	16,550	16,964
Denbury Resources, 7.50%, 4/1/13	7,540	7,634
Denbury Resources, 7.50%, 12/15/15	10,550	10,682
Encore Acquisition, 6.25%, 4/15/14	1,725	1,604
Encore Acquisition, 7.25%, 12/1/17	15,040	14,326
Energy Partners, 9.75%, 4/15/14	8,075	6,763
Ferrellgas Finance, 6.75%, 5/1/14	5,600	5,432
Ferrellgas Partners, 8.75%, 6/15/12	20,330	20,711
Forest Oil, 7.25%, 6/15/19 (1)	27,750	27,958
Hilcorp Energy, 7.75%, 11/1/15 (1)	19,575	18,498
Key Energy Services, 8.375%, 12/1/14 (1)	6,250	6,250
OPTI Canada, 7.875%, 12/15/14 (1)	15,110	14,657
OPTI Canada, 8.25%, 12/15/14 (1)	2,400	2,364
Petrohawk Energy, 9.125%, 7/15/13	17,425	17,773
Plains Exploration & Production, 7.00%, 3/15/17	15,950	15,392
Range Resources, 6.375%, 3/15/15	8,590	8,440
Range Resources, 7.50%, 5/15/16	9,250	9,597
Range Resources, 7.50%, 10/1/17	11,450	11,822
Sabine Pass LNG, 7.50%, 11/30/16	12,725	12,407
Southwestern Energy, 7.50%, 2/1/18 (1)	12,375	12,793
Stallion Oilfield Services, 9.75%, 2/1/15 (1)	2,550	1,989
Stewart & Stevenson, 10.00%, 7/15/14	10,500	10,080
Venoco, 8.75%, 12/15/11	4,250	3,995
W&T Offshore, 8.25%, 6/15/14 (1)	3,175	2,969
		408,068
Entertainment & Leisure 0.4%
AMC Entertainment, 11.00%, 2/1/16	3,225	3,031
Speedway Motorsports, 6.75%, 6/1/13	8,160	7,956
Universal City Development Partners, 11.75%, 4/1/10	8,600	8,869
		19,856
Financial 3.3%
Alliant Holdings, 11.00%, 5/1/15 (1)	5,600	4,886
American Real Estate Partners, 7.125%, 2/15/13	4,300	4,064
American Real Estate Partners, 8.125%, 6/1/12	1,575	1,549
B.F. Saul Real Estate, 7.50%, 3/1/14	6,675	6,141
FBOP Capital Trust II, 10.00%, 1/15/09 (1)	4,200	4,385
General Motors Acceptance Corporation, 5.625%, 5/15/09	11,290	10,591
General Motors Acceptance Corporation, 6.875%, 9/15/11	9,400	7,717
General Motors Acceptance Corporation, 6.875%, 8/28/12	56,400	45,187
General Motors Acceptance Corporation, 7.25%, 3/2/11	11,750	9,895
Hub International, 9.00%, 12/15/14 (1)	23,300	18,756
Hub International, 10.25%, 6/15/15 (1)	19,785	14,938
Nuveen Investments, 5.50%, 9/15/15	20,923	13,077
Nuveen Investments, 10.50%, 11/15/15 (1)	12,925	11,859
USI Holdings, 9.75%, 5/15/15 (1)	7,350	5,751
USI Holdings, VR, 6.94%, 11/15/14 (1)	8,300	6,495
		165,291
Food/Tobacco 0.5%
B & G Foods, 8.00%, 10/1/11	7,109	6,825
Del Monte, 8.625%, 12/15/12	15,571	15,843
		22,668
Forest Products 3.2%
Boise Cascade, 7.125%, 10/15/14	13,670	12,918
Domtar, 5.375%, 12/1/13	3,475	3,015
Domtar, 7.125%, 8/15/15	15,950	14,993
Domtar, 9.50%, 8/1/16	1,300	1,313
Georgia Pacific, 7.00%, 1/15/15 (1)	26,375	24,925
Georgia Pacific, 7.125%, 1/15/17 (1)	8,150	7,661
Georgia Pacific, 7.70%, 6/15/15	2,975	2,811
Georgia Pacific, 8.125%, 5/15/11	12,651	12,525
Jefferson Smurfit Corporation, 8.25%, 10/1/12	7,575	7,007
Jefferson Smurfit Group, 7.75%, 4/1/15	11,425	10,554
NewPage, 10.00%, 5/1/12	4,935	4,947
NewPage, 10.00%, 5/1/12 (1)	5,075	5,088
NewPage, 12.00%, 5/1/13	17,680	17,503
Rock-Tenn, 8.20%, 8/15/11	3,550	3,612
Rock-Tenn, 9.25%, 3/15/16 (1)	4,850	4,886
Smurfit-Stone Container, 8.375%, 7/1/12	7,500	7,050
Stone Container, 8.00%, 3/15/17	10,425	9,226
Stone Container Finance of Canada, 7.375%, 7/15/14	4,350	3,806
Verso Paper Holdings, VR, 6.989%, 8/1/14	7,100	6,035
		159,875
Gaming 3.3%
Chukchansi Economic Dev. Auth., VR, 8.238%, 11/15/12 (1)	6,775	6,555
Fontainebleau Las Vegas, 10.25%, 6/15/15 (1)	12,065	8,687
Harrah's Operating, 5.50%, 7/1/10	24,214	21,429
Little Traverse Bay Bands, 10.25%, 2/15/14 (1)	6,500	6,419
MGM Mirage, 8.50%, 9/15/10	25,151	26,031
MTR Gaming, 9.00%, 6/1/12	6,080	5,457
MTR Gaming, 9.75%, 4/1/10	3,420	3,369
Park Place Entertainment, 7.875%, 3/15/10	17,450	16,272
Pinnacle Entertainment, 8.25%, 3/15/12	10,450	10,032
Pokagon Gaming Auth., 10.375%, 6/15/14 (1)	15,709	16,337
San Pasqual Casino, 8.00%, 9/15/13 (1)	675	628
Shingle Springs Tribal Gaming, 9.375%, 6/15/15 (1)	19,450	17,699
Wynn Las Vegas, 6.625%, 12/1/14	30,630	29,520
		168,435
Health Care 6.0%
Bausch & Lomb, 9.875%, 11/1/15 (1)	19,325	19,711
Centene, 7.25%, 4/1/14	8,475	8,242
Community Health Systems, 8.875%, 7/15/15	54,225	53,412
CRC Health, 10.75%, 2/1/16	4,425	4,209
DaVita, 6.625%, 3/15/13	12,500	12,312
DaVita, 7.25%, 3/15/15	20,460	20,358
HCA, 9.25%, 11/15/16	63,875	65,631
HCA, 9.625%, 11/15/16	4,575	4,724
Health Management Assn., 6.125%, 4/15/16	35,150	29,702
Invacare, 9.75%, 2/15/15	7,400	7,474
Omnicare, 6.125%, 6/1/13	698	611
Omnicare, 6.75%, 12/15/13	4,200	3,769
Omnicare, 6.875%, 12/15/15	18,365	16,115
United Surgical Partners, 8.875%, 5/1/17	6,125	5,681
United Surgical Partners, 9.25%, 5/1/17	2,375	2,173
Universal Hospital Services, PIK, VR, 8.50%, 6/1/15	3,150	3,150
Universal Hospital Services, VR, 8.288%, 6/1/15	6,975	6,539
US Oncology, 9.00%, 8/15/12	3,500	3,439
US Oncology, 10.75%, 8/15/14	5,425	5,371
Vanguard Health, 9.00%, 10/1/14	18,865	17,969
Ventas Realty, 6.50%, 6/1/16	12,325	12,017
		302,609
Information Technology 3.8%
Avago Technologies, VR, 10.125%, 12/1/13	12,365	12,921
Celestica, 7.875%, 7/1/11	13,325	13,058
Flextronics, 6.25%, 11/15/14	8,725	8,092
Flextronics, 6.50%, 5/15/13	6,765	6,461
Freescale Semiconductor, 8.875%, 12/15/14	21,625	17,516
Freescale Semiconductor, 10.125%, 12/15/16	8,395	5,960
Freescale Semiconductor, VR, 8.866%, 12/15/14	12,800	9,344
Lucent Technologies, 6.45%, 3/15/29	3,625	2,719
Lucent Technologies, 6.50%, 1/15/28	8,550	6,413
Nortel Networks, 10.125%, 7/15/13	2,275	2,173
Nortel Networks, VR, 8.508%, 7/15/11	23,950	21,315
NXP Semiconductors, 9.50%, 10/15/15	5,675	4,654
NXP Semiconductors, VR, 7.008%, 10/15/13	13,800	11,143
Sanmina-SCI, VR, 7.741%, 6/15/10 (1)	6,899	6,761
Serena Software, 10.375%, 3/15/16	4,550	4,266
Spansion, 11.25%, 1/15/16 (1)	7,327	5,092
SS&C Technologies, 11.75%, 12/1/13	3,825	3,787
STATS ChipPAC, 6.75%, 11/15/11	3,800	3,819
SunGard Data, 9.125%, 8/15/13	28,250	28,462
Unisys, 6.875%, 3/15/10	9,100	8,691
Unisys, 8.00%, 10/15/12	2,575	2,234
Unisys, 12.50%, 1/15/16	3,950	3,940
		188,821
Lodging 0.8%
FelCor Lodging, STEP, 8.50%, 6/1/11	8,509	8,520
Gaylord Entertainment, 6.75%, 11/15/14	6,550	5,698
Host Marriott, 6.75%, 6/1/16	29,351	27,663
		41,881
Manufacturing 2.8%
AGY Holding, 11.00%, 11/15/14 (1)	7,375	6,822
Bombardier, 6.30%, 5/1/14 (1)	12,965	12,479
Bombardier, 6.75%, 5/1/12 (1)	8,650	8,607
Bombardier, 7.45%, 5/1/34 (1)	12,125	11,579
Columbus McKinnon, 8.875%, 11/1/13	13,125	13,683
ESCO Corporation, 8.625%, 12/15/13 (1)	18,970	18,259
ESCO Corporation, VR, 8.866%, 12/15/13 (1)	5,225	4,598
General Cable, 7.125%, 4/1/17	7,850	7,634
General Cable, VR, 7.104%, 4/1/15	6,400	5,584
Hawk, 8.75%, 11/1/14	3,810	3,867
RBS Global & Rexnord, 9.50%, 8/1/14	32,050	29,005
RBS Global & Rexnord, 11.75%, 8/1/16	3,700	3,090
SPX, 7.625%, 12/15/14 (1)	9,500	9,785
Superior Essex, 9.00%, 4/15/12	8,250	7,961
		142,953
Metals & Mining 3.9%
Alpha Natural Resources, STEP, 10.00%, 6/1/12	11,515	12,062
Arch Western Finance, STEP, 6.75%, 7/1/13	12,596	12,470
Foundation Coal Holdings, 7.25%, 8/1/14	14,365	14,257
Freeport-McMoRan Copper & Gold, 8.25%, 4/1/15	17,575	18,476
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	83,250	87,933
Gerdau Ameristeel, 10.375%, 7/15/11	60	63
International Coal Group, 10.25%, 7/15/14	2,775	2,629
Metals USA, 11.125%, 12/1/15	8,640	8,500
Novelis, 7.25%, 2/15/15	10,200	9,180
PNA Group, 10.75%, 9/1/16	13,860	12,162
Ryerson Tull, 12.00%, 11/1/15 (1)	9,725	9,117
Tube City IMS, 9.75%, 2/1/15	8,550	7,567
		194,416
Other Telecommunications 4.9%
Broadview Networks, 11.375%, 9/1/12	12,950	12,561
Citizens Communications, 6.625%, 3/15/15	1,825	1,693
Citizens Communications, 7.125%, 3/15/19	31,125	28,557
Citizens Communications, 9.00%, 8/15/31	35,375	32,722
GCI, 7.25%, 2/15/14	12,000	9,990
Nordic Telephone, 8.25%, 5/1/16 (EUR)(1)	3,910	5,433
Nordic Telephone, 8.875%, 5/1/16 (1)	19,250	18,769
PAETEC Holding, 9.50%, 7/15/15	16,125	14,916
Qwest, 7.50%, 2/15/14	52,300	51,058
Qwest, 7.50%, 10/1/14	4,300	4,203
Qwest, VR, 8.241%, 6/15/13	5,550	5,300
Time Warner Telecom Holdings, 9.25%, 2/15/14	7,425	7,444
Windstream, 8.125%, 8/1/13	15,545	15,545
Windstream, 8.625%, 8/1/16	37,500	38,156
		246,347
Publishing 2.9%
Affinity Group, 9.00%, 2/15/12	7,860	7,035
Affinity Group, PIK, 10.875%, 2/15/12	4,790	4,455
CanWest Media, 8.00%, 9/15/12	13,728	13,110
Cengage Learning Acquisitions, STEP, 0.00%, 7/15/15 (1)	16,775	12,330
Haights Cross Operating, 11.75%, 8/15/11	6,210	6,241
Idearc, 8.00%, 11/15/16	25,020	14,762
Lighthouse International, 8.00%, 4/30/14 (EUR)(1)	12,875	17,304
Nielsen Finance, 10.00%, 8/1/14	5,625	5,414
R.H. Donnelley, 6.875%, 1/15/13	31,945	18,528
R.H. Donnelley, 8.875%, 10/15/17 (1)	37,200	23,994
Valassis Communication, 8.25%, 3/1/15	15,425	12,841
Windstream Regatta Holdings, 11.00%, 12/1/17 (1)	12,550	9,663
		145,677
Restaurants 0.7%
O' Charleys, 9.00%, 11/1/13	8,965	8,158
Outback Steakhouse, 10.00%, 6/15/15 (1)	24,275	14,808
Real Mex Restaurants, STEP, 10.00%, 4/1/10	4,475	4,150
Restaurant Company, 10.00%, 10/1/13	10,875	6,797
		33,913
Retail 2.5%
Bon-Ton Department Stores, 10.25%, 3/15/14	15,700	10,519
GSC Holdings, 8.00%, 10/1/12	27,900	29,400
Leslie's Poolmart, 7.75%, 2/1/13	13,360	12,291
Nebraska Book, 8.625%, 3/15/12	20,195	18,983
Neiman Marcus, PIK, VR, 9.00%, 10/15/15	19,373	19,470
Payless Shoesource, 8.25%, 8/1/13	1,125	1,024
Rafaella Apparel Group, 11.25%, 6/15/11	10,040	7,530
Sally Holdings, 9.25%, 11/15/14	11,125	10,847
Sally Holdings, 10.50%, 11/15/16	2,775	2,560
Yankee Acquisition, 8.50%, 2/15/15	16,750	13,986
		126,610
Satellites 0.8%
DirecTV Holdings, 8.375%, 3/15/13	4,933	5,093
Echostar DBS, 6.625%, 10/1/14	15,000	14,438
Intelsat Subsidiary Holding, VR, 8.25%, 1/15/13	6,525	6,533
PanAmSat, 9.00%, 8/15/14	11,601	11,659
		37,723
Services 6.5%
Allied Waste, 6.875%, 6/1/17	9,275	8,997
Allied Waste, 7.875%, 4/15/13	7,175	7,318
Aramark, 5.00%, 6/1/12	11,264	9,856
Aramark, VR, 6.739%, 2/1/15	5,586	4,916
Casella Waste, 9.75%, 2/1/13	24,542	24,297
Deluxe, 7.375%, 6/1/15	9,175	8,877
Dycom Investment, 8.125%, 10/15/15	7,900	7,564
Education Management, 8.75%, 6/1/14	1,565	1,350
Education Management, 10.25%, 6/1/16	30,450	25,654
First Data Corp., 9.875%, 9/24/15 (1)	65,165	56,368
FTI Consulting, 7.625%, 6/15/13	9,815	10,146
FTI Consulting, 7.75%, 10/1/16	7,850	8,223
Harland Clarke Holdings, 9.50%, 5/15/15	10,975	8,067
Harland Clarke Holdings, VR, 7.815%, 5/15/15	8,150	5,297
Hertz, 8.875%, 1/1/14	13,375	12,706
Hertz, 10.50%, 1/1/16	7,900	7,505
iPayment, 9.75%, 5/15/14	13,425	12,082
iPayment, PIK, VR, 12.75%, 7/15/14 (1)	12,987	12,771
Mac-Gray, 7.625%, 8/15/15	10,403	10,039
Mobile Services, 9.75%, 8/1/14	15,275	14,206
Rental Service, 9.50%, 12/1/14	15,625	12,851
Sunstate Equipment, 10.50%, 4/1/13 (1)	12,950	10,360
Travelport, 11.875%, 9/1/16	15,075	12,814
Travelport, VR, 9.749%, 9/1/14	2,525	2,241
United Rentals North America, 6.50%, 2/15/12	14,375	13,009
United Rentals North America, 7.75%, 11/15/13	7,490	6,179
WCA Waste, 9.25%, 6/15/14	25	25
West Corporation, 9.50%, 10/15/14	13,875	12,141
		325,859
Transportation 0.8%
American Railcar, 7.50%, 3/1/14	17,300	15,916
Greenbrier, 8.375%, 5/15/15	12,925	12,343
Saint Acquisition, 12.50%, 5/15/17 (1)	9,110	4,009
TFM S.A. de C.V., 9.375%, 5/1/12	4,675	4,833
Trinity Industries, 6.50%, 3/15/14	4,755	4,612
		41,713
Utilities 6.5%
AES, 8.875%, 2/15/11	12,937	13,487
AES, 9.375%, 9/15/10	7,463	7,892
Dynegy Holdings, 7.50%, 6/1/15	19,400	18,236
Dynegy Holdings, 7.75%, 6/1/19	28,160	26,259
Energy Future Holdings, 10.875%, 11/1/17 (1)	43,625	43,407
Energy Future Holdings, PIK, VR, 11.25%, 11/1/17 (1)	53,975	53,435
Mirant Americas Generation, 8.30%, 5/1/11	12,200	12,322
Mirant North America, 7.375%, 12/31/13	10,140	10,216
NRG Energy, 7.25%, 2/1/14	8,325	8,138
NRG Energy, 7.375%, 2/1/16	27,500	26,606
Orion Power, 12.00%, 5/1/10	16,332	17,679
Reliant Resources, 6.75%, 12/15/14	13,850	14,058
Reliant Resources, 7.625%, 6/15/14	16,328	16,165
Reliant Resources, 7.875%, 6/15/17	9,547	9,404
Sierra Pacific Resources, 7.803%, 6/15/12	4,425	4,657
Sierra Pacific Resources, 8.625%, 3/15/14	17,556	18,609
Texas Competitive Electric Holdings, 10.25%, 11/1/15 (1)	19,115	18,733
Williams Companies, 7.50%, 1/15/31	5,325	5,658
Williams Companies, 7.75%, 6/15/31	2,500	2,675
		327,636
Wireless Communications 4.2%
Alltel, 7.00%, 7/1/12	14,650	11,793
American Tower, 7.125%, 10/15/12	9,575	9,862
Centennial Cellular Communications, 10.125%, 6/15/13	14,200	14,413
Centennial Communications, 10.00%, 1/1/13	15,305	15,152
Cricket Communications, 9.375%, 11/1/14 (1)	36,160	32,363
Cricket Communications, 9.375%, 11/1/14	6,235	5,549
Digicel, 8.875%, 1/15/15 (1)	13,575	11,946
Digicel, 9.25%, 9/1/12 (1)	21,215	21,401
iPCS, PIK, VR, 6.489%, 5/1/14	13,025	10,550
iPCS, VR, 5.364%, 5/1/13	13,670	11,073
MetroPCS Wireless, 9.25%, 11/1/14	42,375	37,290
Triton Communications, 8.50%, 6/1/13	16,275	16,967
Wind Acquisition, 10.75%, 12/1/15 (1)	14,775	15,015
		213,374

Total Corporate Bonds (Cost $4,459,541)		4,161,802
BANK DEBT 6.0% (4)
Broadcasting 0.2%
Local TV Finance, VR, 5.161%, 5/7/13, Acquisition Date:
5/14/07 and 5/17/07, Acquisition Cost $9,250 (2)	9,204	7,823
		7,823
Cable Operators 0.2%
CSC, VR, 6.896%, 5/2/14, Acquisition Date: 8/24/07
Acquisition Cost $7,676 (2)	7,959	7,318
		7,318
Consumer Products 0.3%
Simmons, VR, 8.204%, 2/15/12, Acquisition Date: 2/2/07
Acquisition Cost $7,920 (2)	8,000	5,360
Town Sports International, VR, 6.938%, 2/27/14, Acquisition
Date: 2/27/07, 4/27/07, 5/30/07, and 6/04/07, Acquisition
Cost $13,441 (2)	13,399	11,121
		16,481
Energy 1.3%
Dresser, VR, 8.82%, 5/4/15, Acquisition Date: 5/4/07, 8/23/07
and 2/28/08, Acquisition Cost $20,354 (2)	21,250	18,248
SandRidge Energy, 8.625%, 4/1/15, Acquisition Date: 3/8/07
3/9/07,3/15/07, and 3/16/07, Acquisition Cost $24,833 (2)	24,750	23,946
SandRidge Energy, VR, 8.354%, 4/1/14, Acquisition Date:
3/8/07, Acquisition Cost $7500 (2)	7,500	6,788
Stallion Oilfield Services, VR, 7.611%, 8/1/12, Acquisition
Date: 7/18/07, Acquisition Cost $12,985 (2)	13,250	10,865
Venoco, VR, 8.063%, 5/8/14, Acquisition Date: 5/8/07
Acquisition Cost $7,564 (2)	7,500	6,675
		66,522
Gaming 0.4%
Fontainebleau Las Vegas, VR, 8.40%, 5/31/14, Acquisition
Date: 5/24/07 and 9/20/07, Acquisition Cost $13,867 (2)	14,010	11,558
Las Vegas Sands, VR, 5.701%, 5/23/14, Acquisition Date:
2/28/08, Acquisition Cost $223 (2)	250	221
Pokagon Gaming Authority, 9.00%, 8/15/12, Acquisition Date:
2/27/07 and 9/17/07, Acquisition Cost $9,386 (2)	9,570	9,427
		21,206
Health Care 0.4%
Health Management Associates, VR, 6.559%, 2/28/14
Acquisition Date: 2/21/08, 2/28/08 and 2/29/08, Acquisition
Cost $8,854 (2)	10,250	8,826
IASIS Healthcare, PIK, VR, 8.494%, 6/15/14, Acquisition Date:
4/23/07, 4/27/07, 4/30/07, 7/26/07, 10/26/07 and 1/28/08
Acquisition Cost $14,141 (2)	14,076	11,261
		20,087
Information Technology 0.9%
Infor Global Solutions, VR, 8.58%, 7/28/12, Acquisition Date:
7/25/06, 7/26/06, and 1/17/07 Acquisition Cost $19,604 (2)	19,515	17,564
Infor Global Solutions, VR, 11.08%, 3/15/14, Acquisition Date:
3/1/07, Acquisition Cost $8,875 (2)	8,750	6,563
Palm, VR, 6.63%, 4/24/14, Acquisition Date: 11/1/07 and
1/17/08 Acquisition Cost $23,586 (2)	26,438	18,506
		42,633
Publishing 0.2%
Penton Media, VR, 5.372%, 2/1/13, Acquisition Date: 2/6/07
and 3/15/07, Acquisition Cost $11,954 (2)	11,910	9,349
		9,349
Restaurants 0.1%
Outback Steakhouse, VR, 5.394%, 5/9/14, Acquisition Date:
5/4/07, Acquisition Cost $3,618 (2)	3,618	2,917
		2,917
Satellites 0.2%
Telesat Canada, VR, 6.64%, 11/15/14, Acquisition Date:
10/15/07, 12/18/07 and 1/14/08
Acquisition Cost $12,968 (2)	13,250	12,171
		12,171
Services 1.4%
Aramark, VR, 7.209%, 1/26/17, Acquisition Date: 1/19/07 and
6/20/07, Acquisition Cost $11,471 (2)	11,469	10,580
Education Management, VR, 6.625%, 6/1/13, Acquisition Date:
5/23/06, 6/21/07 and 8/7/07, Acquisition Cost $6,231 (2)	6,304	5,448
First Data, VR, 7.63%, 9/24/14, Acquisition Date: 11/1/07
11/2/07 and 11/6/07, Acquisition Cost $25,238 (2)	26,184	23,753
Laureate Education, VR, 8.729%, 8/17/14, Acquisition Date:
10/1/07 and 1/23/08, Acquisition Cost $22,708 (2)	23,697	21,367
Rental Services, VR, 8.15%, 11/27/13, Acquisition Date:
11/21/06 and 1/5/07, Acquisition Cost $12,633 (2)	12,534	10,576
		71,724
Wireless Communications 0.4%
Trilogy International Partners, VR, 8.33%, 6/27/12, Acquisition
Date: 6/22/07 and 6/27/07, Acquisition Cost $10,500 (2)	10,500	9,030
Wind Acquisition, VR, 11.201%, 12/7/11, Acquisition Date:
12/18/06, 12/19/06, 4/18/07, 7/18/07, 10/18/07, and
1/18/08, Acquisition Cost $13,981 (2)	13,671	12,440
		21,470

Total Bank Debt (Cost $341,316)		299,701
CONVERTIBLE BONDS 0.3%
Broadcasting 0.0%
Lin TV, 2.50%, 5/15/33	2,022	1,998
		1,998
Other Telecommunications 0.1%
Level 3 Communications, 6.00%, 9/15/09	2,494	2,287
Level 3 Communications, 6.00%, 3/15/10	2,431	2,078
		4,365
Wireless Communications 0.2%
American Tower, 3.00%, 8/15/12	4,900	9,471
		9,471
Total Convertible Bonds (Cost $13,570)		15,834
COMMON STOCKS 1.0%
Broadcasting 0.1%
Time Warner	2	35
XM Satellite Radio, Class A (3)	323	3,813
		3,848
Cable Operators 0.0%
B T Acquisition, Acquisition Date: 12/13/86
Acquisition Cost $81 (2)(3)	10	—
		—
Food/Tobacco 0.2%
B&G Foods, Equity Units	512	9,085
		9,085
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (1)(3)	4	290
		290
Gaming 0.1%
Lakes Entertainment (3)	747	4,395
		4,395
Manufacturing 0.2%
General Cable (3)	192	11,844
		11,844
Satellites 0.2%
GeoEye (3)	109	3,298
GeoEye, Warrants, 3/31/10 (3)	20	430
Loral Space & Communication (3)	351	8,522
		12,250
Supermarkets 0.0%
Great Atlantic & Pacific Tea (3)	3	80
Pathmark Stores, Warrants, 9/19/10 (3)	35	2
		82
Textiles & Apparel 0.0%
Anvil Holdings (3)	17	105
Anvil Holdings, Class A, Warrants, 2/5/12 (3)	193	116
Anvil Holdings, Class B, Warrants, 2/5/12 (3)	215	43
		264
Wireless Communications 0.2%
Crown Castle International (3)	270	9,761
iPCS, Warrant, 7/15/10 (1)(3)	9	—
		9,761

Total Common Stocks (Cost $68,839)		51,819

PREFERRED STOCKS 0.1%
Broadcasting 0.1%
Spanish Broadcasting	8	7,070
		7,070
Satellites 0.0%
Pegasus Satellite (3)	9	—
		—
Total Preferred Stocks (Cost $17,228)		7,070
CONVERTIBLE PREFERRED STOCKS 0.8%
Banking 0.2%
Citigroup	188	9,441
		9,441
Financial 0.1%
Merrill Lynch, Acquisition Date: 1/18/08, Acquisition
Cost $6,200 (2)(3)	—	5,741
		5,741
Information Technology 0.5%
Lucent Technologies	30	22,699
		22,699
Total Convertible Preferred Stocks (Cost $43,830)		37,881
SHORT-TERM INVESTMENTS 6.0%
Money Market Funds 6.0%
T. Rowe Price Reserve Investment Fund, 3.80% (5)(6)	301,849	301,849
Total Short-Term Investments (Cost $301,849)		301,849
Total Investments in Securities
96.9% of Net Assets (Cost $5,246,173)		$4,875,956

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$884,455 and represents 17.6% of net assets.
(2)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $305,442 and represents 6.1% of net assets.
(3)	Non-income producing
(4)	Bank debt positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(5)	Seven-day yield
(6)	Affiliated companies
(7)	Bankruptcy distribution held in reserve to be distributed after resolution of all disputed claims.
EUR	Euro
PIK	Payment-in-kind
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT VALUE

Credit Default Swaps 0.0%

Citigroup, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.23%, Pay upon credit
default, 6/20/17	10,210	(341)

JPMorgan Chase, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.20%, Pay upon credit
default, 6/20/17	4,790	(170)

Total Swaps (Premium Paid/Received $0)		(511)

(6) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Reserve Investment
Fund, 3.80%	¤	¤	$11,235	$301,849 $	305,511

Totals			$11,235	$301,849 $	305,511

¤ Purchase and sale information not shown for cash management funds.
Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$301,849
Dividend income	11,235
Interest income	-
Investment income	$11,235
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price High Yield Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At February 29, 2008 no such collateral was received.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $5,256,658,000. Net unrealized loss aggregated $381,190,000 at period-end, of which $21,202,000 related to appreciated investments and $402,392,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008